CONFIDENTIAL TREATMENT REQUESTED
                        --------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003
                                                -------------

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [   ]  is a restatement.
                                     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Greenway Partners, L.P.
Address:             110 East 59th Street, Suite 3203
                     New York, NY 10022


Form 13F File Number:  28-4712

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Gary K. Duberstein
                     -------------------------------
Title:               Managing Director
                     -------------------------------
Phone:               (212) 355-6800
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Signature, Place, and Date of Signing:

/s/ Gary K. Duberstein         New York, New York      August 14, 2003
----------------------    -----------------------      ---------------------
    [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                        CONFIDENTIAL TREATMENT REQUESTED
                        --------------------------------

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
                                             ------------------------------

Form 13F Information Table Entry Total:                  8
                                             ------------------------------

Form 13F Information Table Value Total:                $17,911
                                             ------------------------------
                                                      (thousands)


List of Other Included Managers:
                            NONE


  ----------------------------------------------------------------------------------------------------------------------------------
                                                                                    Item 6: Investment Discretion
  ----------------------------------------------------------------------------------------------------------------------------------
  Item 1:                Item 2:     Item 3:         Item 4:        Item 5:                   (b) Shared- As   (c) Shared-
  Name of Issuer         Title of    CUSIP            Fair          Shares or                    Defined in        Other
                         Class       Number           Market        Principal      (a) Sole       Instr. V
                                                      Value         Amount
  ----------------------------------------------------------------------------------------------------------------------------------
  Biotime Inc.           COM         090066L105       141,000         90,750          90,750
  ----------------------------------------------------------------------------------------------------------------------------------
  Covanta Energy         COM         2281N103         18,000          1,768,200       1,768,200
  ----------------------------------------------------------------------------------------------------------------------------------
  Foot Locker, Inc.      COM         344849104        8,084,000       610,100         610,100
  ----------------------------------------------------------------------------------------------------------------------------------
  Ladenburg Thalman      COM         50575Q102        77,000          335,920         335,920
  ----------------------------------------------------------------------------------------------------------------------------------
  NCR Corp.              COM         62886E108        512,000         20,000          20,000
  ----------------------------------------------------------------------------------------------------------------------------------
  Ryerson Tull           COM         783755101        4,278,000       487,251         487,251
  ----------------------------------------------------------------------------------------------------------------------------------
  Tenneco Automotive     COM         880349105        1,977,000       549,100         549,100
  ----------------------------------------------------------------------------------------------------------------------------------
  Unisys Corp            COM         909214108        2,824,000       230,000         230,000
  ----------------------------------------------------------------------------------------------------------------------------------
  COLUMN TOTALS                                       17,911,000
  ----------------------------------------------------------------------------------------------------------------------------------

                             ** TABLE CONTINUED **


  ------------------------------------------------------------------------------
                                         Item 8: Voting Authority (Shares)
  ------------------------------------------------------------------------------
  Item 1:               Item 7:
  Name of Issuer      Managers See
                       Instr. V        (a) Sole       (b) Shared       (c) None

  ------------------------------------------------------------------------------
  Biotime Inc.                         90,750
  ------------------------------------------------------------------------------
  Covanta Energy                       1,768,200
  ------------------------------------------------------------------------------
  Foot Locker, Inc.                    610,100
  ------------------------------------------------------------------------------
  Ladenburg Thalman                    335,920
  ------------------------------------------------------------------------------
  NCR Corp.                            20,000
  ------------------------------------------------------------------------------
  Ryerson Tull                         487,251
  ------------------------------------------------------------------------------
  Tenneco Automotive                   549,100
  ------------------------------------------------------------------------------
  Unisys Corp                          230,000
  ------------------------------------------------------------------------------
  COLUMN TOTALS
  ------------------------------------------------------------------------------

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